Nature of Operations	9 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

Note 1 – Nature of Operations

Cloudastructure, Inc. (“Cloudastructure”, “we,” “us,” “our” or the “Company”) was formed on March 28, 2003, as a corporation organized under the laws of the State of Delaware and is headquartered in Palo Alto, California. We are a technology service provider that focuses on intelligent devices and software for physical security applications. Since inception, we have relied primarily on financing activities, including an offering under Regulation A (“Regulation A”) of the Securities Act of 1933, as amended (“Securities Act”), to fund our operations.